Expense Example - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Worldwide Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Worldwide Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Worldwide Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Worldwide Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Worldwide Fund - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762